UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2015

Date of reporting period: SEPTEMBER 30, 2015

ITEM 1.   SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Registrant

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	% of Cash and Investments	Notes

Debt Investments (A)
Accounting, Tax and Payroll Services
EGS Holdings, Inc.	Holdco PIK Notes	LIBOR (A)	3.00%	10.00%	10/3/2018	$133,556	$133,556	0.02%
Expert Global Solutions, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	11.00%	10/3/2018	$1,000,000	1,010,000	0.13%
							1,143,556	0.15%

Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	-	12.00% Cash + 3.00% PIK	6/3/2019	$5,231,724	5,388,675	0.70%
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/15/2017	$267,121	271,012	0.03%	F
N918DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/15/2018	$492,949	502,633	0.07%	F
N954DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/20/2019	$699,528	713,301	0.09%	F
N955DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$747,614	762,811	0.10%	F
N956DL	Aircraft Secured Mortgage	Fixed	-	8.00%	5/20/2019	$740,875	755,888	0.10%	F
N957DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$754,154	769,487	0.10%	F
N959DL	Aircraft Secured Mortgage	Fixed	-	8.00%	7/20/2019	$767,318	782,951	0.10%	F
N960DL	Aircraft Secured Mortgage	Fixed	-	8.00%	10/20/2019	$812,877	829,488	0.11%	F
N961DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/20/2019	$793,550	809,747	0.11%	F
N976DL	Aircraft Secured Mortgage	Fixed	-	8.00%	2/15/2018	$463,443	471,963	0.06%	F
							12,057,956	1.57%

Cable and Other Subscription Programming
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan B	Fixed	-	1.00% PIK	11/21/2017	€14,214,876	-	-	B/C/D
Medfort, S.a.r.l (Primacom) (Germany)	First Lien Term Loan B2	Fixed	-	1.00% PIK	11/21/2017	€11,785,943	-	-	B/C/D
							-	-

Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	Fixed	-	8.00% Cash + 7.00% PIK	9/21/2017	$17,516,304	14,661,375	1.91%
Oxford Mining Company, LLC	First Lien Delayed Draw Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$24,425,819	24,541,842	3.20%
							39,203,217	5.11%

Electronic Component Manufacturing
Soraa, Inc.	Sr Secured Term Loan (4.0% Exit Fee)	LIBOR (M)	0.23%	10.27%	9/1/2017	$15,000,000	14,464,500	1.89%

Financial Investment Activities
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	34,881,000	4.55%	E
Marsico Capital Management	First Lien Term Loan	LIBOR (Q)	-	5.00%	12/31/2022	$29,782,783	4,095,133	0.53%
							38,976,133	5.08%

Gaming
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	24,857,993	3.24%	C

Hospitals
UBC Healthcare Analytics, Inc. (Evidera)	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$13,833,998	13,799,413	1.80%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Registrant

Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	% of Cash and Investments	Notes

Debt Investments (continued)
Metal and Mineral Mining
Molycorp, Inc.	First Lien Notes	Fixed	-	10.00%	6/1/2020	$11,712,000	$658,800	0.09%	C
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	163,839	0.02%	C
							822,639	0.11%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	9.00%	6/21/2017	$26,627,910	13,837,193	1.80%
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	13.50%	6/21/2018	$21,302,328	1,459,210	0.19%	C
							15,296,403	1.99%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	6,494,500	0.85%	E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$19,261,000	3,370,675	0.44%	E
Sunshine Oilsands Ltd.	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$27,051,000	14,742,795	1.92%	E
							24,607,970	3.21%

Other Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	32,444,500	4.23%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	2.22%	B
Boomerang Tube, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	9.50%	10/11/2017	$12,714,288	6,484,287	0.85%	C
Boomerang Tube, LLC	Super Priority Debtor-in-Possession	LIBOR (M)	-	11.00%	10/7/2015	$3,737,207	3,737,207	0.49%
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$8,823,529	8,681,029	1.13%
							68,393,958	8.92%

Pharmaceuticals
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	24,483,000	3.19%	B/E

Radio and Television Broadcasting
Fuse, LLC	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	11,550,000	1.51%	E
The Tennis Channel, Inc.	First Lien Term Loan	LIBOR (Q)	-	8.50%	5/29/2017	$5,386,930	5,385,584	0.70%
							16,935,584	2.21%

Restaurants
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$4,916,065	4,916,065	0.64%	F
RM OpCo, LLC (Real Mex)	Convertible Second Lien Term Loan B	Fixed	-	8.50%	3/30/2018	$3,764,584	3,764,584	0.49%	F
RM OpCo, LLC (Real Mex)	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/21/2016	$10,603,142	10,603,142	1.38%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$24,495,046	14,383,491	1.87%	F
RM OpCo, LLC (Real Mex)	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$7,714,332	7,714,332	1.01%	F
							41,381,614	5.39%

Software Publishing
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	1.00%	3.75% Cash + 5.00% PIK	9/4/2018	$21,919,832	22,193,830	2.89%

Wireless Telecommunications Carriers
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	3/21/2018	$24,472,349	25,451,243	3.32%

Total Debt Investments (Cost $602,323,797)							384,069,009	50.07%

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Registrant

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	% of Cash and Investments	Notes

Equity Securities
Air Transportation
Flight Options Holdings I, Inc. (One Sky)	Warrants to Purchase Common Stock					2,329	$4,632,649	0.60%	C/E
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Trust Beneficial Interests					2,401	213,754	0.03%	E/F
N918DL	Trust Beneficial Interests					1,932	251,935	0.03%	E/F
N954DL	Trust Beneficial Interests					1,792	148,361	0.02%	E/F
N955DL	Trust Beneficial Interests					1,725	211,262	0.03%	E/F
N956DL	Trust Beneficial Interests					1,741	203,934	0.03%	E/F
N957DL	Trust Beneficial Interests					1,725	205,600	0.03%	E/F
N959DL	Trust Beneficial Interests					1,709	207,309	0.03%	E/F
N960DL	Trust Beneficial Interests					1,664	206,564	0.03%	E/F
N961DL	Trust Beneficial Interests					1,694	197,620	0.02%	E/F
N976DL	Trust Beneficial Interests					2,070	196,187	0.02%	E/F
							6,675,175	0.87%

Architectural, Engineering, and Related Services
Global Geophysical Services, Inc.	Common Stock					598,418	5,103,847	0.67%	B/C/E
Global Geophysical Services, Inc.	Warrants to Purchase Stock					69,158	7	-	B/C/E
							5,103,854	0.67%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	456,402	0.06%	C/E
STG-Fairway Holdings, LLC (First Advantage)	Class A Units					2,368,001	7,011,651	0.91%	C/E
							7,468,053	0.97%

Cable and Other Subscription Programming
Perseus Holdings S.A. (Primacom) (Luxembourg)	Common Stock					78,000	5,001,708	0.65%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	58,775,583	7.66%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Warrants to Purchase Ordinary Shares					18,677	26,577,129	3.47%	B/C/D/E
							90,354,420	11.78%

Coal Mining
Eagle Coal Company, Inc.	Warrants to Purchase Common Stock					675,841	428,483	0.06%	C/E
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	426,301	0.05%	C/E
							854,784	0.11%

Depository Credit Intermediation
Doral Financial Corp. (Puerto Rico)	Common Stock					120,539	27,121	-	C

Electric Power Generation, Transmission and Distribution
Longview Intermediate Holdings C, LLC	Common Stock					1,282,729	10,582,514	1.38%	C/E

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Registrant

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	% of Cash and Investments	Notes

Equity Securities (continued)
Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					210,000	$95,928	0.01%	C/E
TPG Hattrick Holdco, LLC (Isola)	Common Units					1,935,857	774,343	0.10%	C/E
							870,271	0.11%
Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	7,121	-	C/E

Gaming
TOPV New World Holdings, LLC (Gateway Casinos) (Canada)	Membership Interests					6,843,047	47,057,583	6.14%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					180,844	2,922,439	0.38%	C/E
							49,980,022	6.52%

Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	37,129,147	4.84%	B/C/E

Metal and Mineral Mining
St Barbara Ltd. (Australia)	Common Stock					6,254,591	4,608,946	0.60%	C/D

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	887,058	0.12%	C/E/F

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Beverly Shipping) (Cayman Islands)	Partnership Interest					551,799	1,027,005	0.14%	C/D/E/F
TCP Delos Cayman Holdings (King B) (Cayman Islands)	Partnership Interest					726,529	558,047	0.07%	C/E/F
TCP Delos Delaware Holdings, LLC (Raven Hill)	Partnership Interest					2,394,699	4,456,999	0.58%	C/D/E/F
							6,042,051	0.79%

Other Manufacturing
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	15,281,699	1.99%	B/C/E
Precision Holdings, LLC	Class C Membership Interests					94	2,459	-	C/E
							15,284,158	1.99%

Other Publishing
HW Topco, Inc.	Common Stock					868,872	6,260,223	0.82%	C/E
HW Topco, Inc.	Preferred Stock					1,693	12,198	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							6,347,189	0.83%

Pharmaceuticals
NVHL S.A. (Novasep) (Luxembourg)	Common Shares					5,165,180	22,186,107	2.89%	B/C/D/E

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Common Stock					146,428	123,000	0.02%	C
Fuse Media, LLC	Warrants to Purchase Common Stock					786,791	79	-	C/E
							123,079	0.02%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Registrant

Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	% of Cash and Investments	Notes

Equity Securities (continued)
Restaurants
RM Holdco, LLC (Real Mex)	Equity Participation					76	$-	-	C/E/F
RM Holdco, LLC (Real Mex)	Membership Units					42,552,000	-	-	C/E/F
							-	-

Retail
Shop Holding, LLC (Connexity)	Class A Units					1,427,232	784,407	0.10%	C/E
Shop Holding, LLC (Connexity)	Warrants to Purchase Class A Units					919,351	21,301	-	C/E
							805,708	0.10%

Satellite Telecommunications
LightSquared Inc.	Call Option					475,268	-	-	C/E

Shipping
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	8,363,841	1.09%	B/C/E
Blue Wall Shipping Limited (Marshall Islands)	Preferred Stock					1,326	2,069,886	0.27%	B/C/E
Tanker Investments Ltd. (Marshall Islands)	Common Stock					1,442,327	18,377,410	2.40%	B/C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	4,521,396	0.59%	C/E/F
							33,332,533	4.35%

Wired Telecommunications Carriers
Integra Telecom, Inc.	Common Stock					10,080,250	41,676,794	5.43%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,924,451	0.25%	B/C/E
V Telecom Investment S.C.A. (Vivacom) (Luxembourg)	Common Shares					3,741	9,368,363	1.22%	C/D/E
							52,969,608	6.90%

Wireless Telecommunications Carriers
Mid-Bowline Group Corp. (WIND Mobile) (Canada)	Class A Voting Shares					16,597,778	24,934,693	3.25%	B/C/D/E

Total Equity Securities (Cost $369,724,557)							376,573,612	49.09%

Total Investments (Cost $972,048,354)							760,642,621	99.16%	G

Cash and Cash Equivalents
Cash Denominated in Foreign Currency							266,882	0.03%
Cash Held on Account at Various Institutions							6,182,810	0.81%
Total Cash and Cash Equivalents							6,449,692	0.84%

Total Cash and Investments							$767,092,313	100.00%

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

September 30, 2015

Showing Percentage of Total Cash and Investments of the Registrant

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(G)	Includes investments with an aggregate fair value of $24,857,993 that have been segregated to collateralize certain unfunded commitments.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $31,775,974, and $288,216,606, respectively, for the period ended September 30, 2015. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of September 30, 2015 was $711,825,512 or 92.8% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $972,417,539. Net unrealized depreciation aggregated $204,467,276, of which $159,459,146 related to appreciated investments and $363,926,422 related to depreciated investments.

Derivative instruments at September 30, 2015 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017		€25,000,000	$4,557,172
Sell EUR vs. USD Call Option at a strike rate of 1.3844 expiring September 1, 2017		€25,000,000	$(124,296)
Buy EUR vs. USD Put Option at a strike rate of 1.2161 expiring September 1, 2017		€4,000,000	$422,730
Sell EUR vs. USD Call Option at a strike rate of 1.2765 expiring September 1, 2017		€4,000,000	$(64,961)
Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$591,398
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(250,975)
Buy EUR vs. USD Put Option at a strike rate of 1.0975 expiring September 1, 2017		€5,000,000	$227,524
Sell EUR vs. USD Call Option at a strike rate of 1.1525 expiring September 1, 2017		€5,000,000	$(285,363)
Buy EUR vs. USD Put Option at a strike rate of 1.1375 expiring March 30, 2018		€12,500,000	$826,724
Sell EUR vs. USD Call Option at a strike rate of 1.2050 expiring March 30, 2018		€12,500,000	$(601,260)
Buy CAD vs. USD Put Option at a strike rate of 1.2900 expiring April 19, 2018	CAD	60,000,000	$3,481,140
Sell CAD vs. USD Put Option at a strike rate of 1.6000 expiring April 19, 2018	CAD	60,000,000	$(615,150)
Sell CAD vs. USD Call Option at a strike rate of 1.1500 expiring April 19, 2018	CAD	60,000,000	$(559,315)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(463,480)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$(157,118)
Foreign Currency Forward Exchange Contract, sell CAD vs. USD at 1.1761 for settlement on December 17, 2018	CAD	3,397,778	$322,872
			$7,307,642

7

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At September 30, 2015, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$26,058,916
2	Other observable market inputs*	4,095,133	46,273,168	10,582,514
3	Independent third-party pricing sources that employ significant unobservable inputs	222,589,567	107,373,934	322,956,830
3	Investment Manager valuations with significant unobservable inputs	3,737,207	-	16,975,352
Total		$230,421,907	$153,647,102	$376,573,612

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2015 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$467,527,298	$105,516,490	$264,368,978
Net realized and unrealized gains (losses)	(30,966,778)	(20,815,391)	61,628,232
Acquisitions	22,808,528	872,005	3,041,347
Dispositions	(236,779,481)	(1,088,060)	(6,081,727)
Transfers into Level 3ǂ	-	36,876,390	-
Transfers out of Level 3†	-	(13,987,500)	-
Ending balance	$222,589,567	$107,373,934	$322,956,830

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$(25,217,110)	$(20,123,546)	$61,744,875

ǂ Comprised of three investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased trading volumes.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$2,713,503	$18,348,935
Net realized and unrealized gains (losses)	4,066	(327,515)	(2,220,512)
Acquisitions	3,733,141	282,849	1,638,318
Dispositions	-	(2,668,837)	(791,389)
Ending balance	$3,737,207	$-	$16,975,352

Net change in unrealized appreciation/ depreciation during the period on investments still held at period end (included in net realized and unrealized gains (losses), above)	$4,066	$-	$(1,011,819)

8

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the nine months ended September 30, 2015 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

AGY Holding Corp., Second Lien Notes, 11%, due 11/15/16	$31,568,499	$-	$-	$32,444,500	$2,676,671
AGY Holding Corp., Sr Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935	1,551,271
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	406,032	-	(131,026)	271,012	19,968
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	622,030	-	(115,986)	502,633	33,065
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	849,611	-	(133,251)	713,301	46,127
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	893,442	-	(128,177)	762,811	48,854
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	888,868	-	(130,309)	755,888	48,516
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	901,256	-	(129,298)	769,487	49,281
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	913,519	-	(128,297)	782,951	50,040
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	957,502	-	(126,406)	829,488	52,714
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	941,292	-	(129,458)	809,747	51,650
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	610,672	-	(134,639)	471,963	31,856
N913DL Trust Beneficial Interest	228,083	131,026	(136,899)	213,754	-
N918DL Trust Beneficial Interest	263,750	115,986	(130,065)	251,935	-
N954DL Trust Beneficial Interest	140,936	133,251	(156,873)	148,361	-
N955DL Trust Beneficial Interest	215,490	128,177	(154,959)	211,262	-
N956DL Trust Beneficial Interest	207,319	130,309	(157,095)	203,934	-
N957DL Trust Beneficial Interest	209,028	129,298	(156,444)	205,600	-
N959DL Trust Beneficial Interest	210,771	128,297	(155,801)	207,309	-
N960DL Trust Beneficial Interest	209,385	126,406	(155,310)	206,564	-
N961DL Trust Beneficial Interest	199,604	129,458	(158,031)	197,620	-
N976DL Trust Beneficial Interest	197,984	134,639	(149,315)	196,187	-
Blue Wall Shipping Limited, Common Stock	13,533,485	-	-	8,363,841	-
Blue Wall Shipping Limited, Preferred Stock	-	1,326,000	-	2,069,886	-
Contech Holdings, Inc., Common Stock	26,543,752	-	-	37,129,147	-
Global Geophysical Services, Inc., Common Stock	4,238,713	13,811,321	-	5,103,847	-
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17	1,638,318	-	(13,528,472)	-	-
Global Geophysical Services, Inc., Warrants to Purchase Stock	-	-	-	7	-
Integra Telecom, Inc., Common Stock	41,882,431	-	-	41,676,794	-
Integra Telecom, Inc., Warrants	1,970,638	-	-	1,924,451	-
KAGY Holding Company, Inc., Series A Preferred Stock	426,999	-	-	15,281,699	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan A, 15% PIK, due 11/21/17	4,141,549	-	(3,806,747)	-	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan A2, 15% PIK, due 11/21/17	14,560,819	-	(13,383,725)	-	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B, 1% PIK, due 11/21/17	4,695,375	-	(14,910,510)	-	-
Medfort, S.a.r.l (Primacom), First Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-	-
Mid-Bowline Group Corp. (WIND Mobile), Class A Voting Shares	14,282,573	-	-	24,934,693	-
Novasep Holdings SAS, First Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000	1,468,980
NVHL S.A. (Novasep), Common Shares	23,042,483	-	-	22,186,107	-
Perseus Holdings S.A. (Primacom), Common Stock	4,723,665	-	-	5,001,708	-
Primacom Finance (Lux) S.A. (Finance), Common Equity	35,959,260	-	-	58,775,583	-
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	15,669,331	-	-	26,577,129	-
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	11,629,084	54,544	(10,611,640)	-	-
RM Holdco, LLC (Real Mex), Equity Participation	2,562	-	-	-	-
RM Holdco, LLC (Real Mex), Membership Units	-	-	-	-	-
RM OpCo, LLC (Real Mex), Convertible Second Lien Term Loan
Tranche B-1, 8.5%, due 3/30/18	4,609,161	346,153	-	4,916,065	307,989
RM OpCo, LLC (Real Mex), Convertible Second Lien Term
Loan B, 8.5%, due 3/30/18	1,777,860	1,986,724	-	3,764,584	226,705
RM OpCo, LLC (Real Mex), First Lien Term Loan Tranche A,
7%, due 3/21/16	10,985,566	37,970	(421,796)	10,603,142	576,688
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B,
8.5%, due 3/30/18	18,188,954	1,529,196	-	14,383,491	1,534,605
RM OpCo, LLC (Real Mex), Second Lien Term Loan Tranche B-1,
8.5%, due 3/30/18	7,232,736	498,858	-	7,714,332	483,300
Tanker Investments, Ltd., Common Stock	16,945,543	33,788	-	18,377,410	-
TCP Delos Cayman Holdings (Beverly Shipping), Partnership Interest	640,864	-	(2,137)	1,027,005	-
TCP Delos Cayman Holdings (King B), Partnership Interest	726,529	-	(59,102)	558,047	-
TCP Delos Delaware Holdings, LLC (Raven Hill), Partnership Interest	2,781,223	-	(63,281)	4,456,999	-
TCP KC, LLC, Membership Units	5,048,591	-	-	4,521,396	-
TOPV New World Holdings, LLC (Gateway Casinos), Membership Interests	47,755,574	-	-	47,057,583	-
Woodbine Intermediate Holdings, LLC, Membership Units	3,548,239	-	-	887,058	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at September 30, 2015 were as follows:

Investment	Acquisition Date	Cost

Eagle Coal Company, Inc., Warrants to Purchase Common Stock	9/21/15	$428,500
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc. (One Sky), Warrants to Purchase Common Stock	12/4/13	1,468,901
Fuse Media, LLC, Warrants to Purchase Common Stock	8/3/12	1,012,080
Fuse, LLC, Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	-
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option	12/31/13	-
Linc Energy Finance (USA), Inc., First Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12 & 3/27/15	16,661,458
Longview Intermediate Holdings C, LLC, Common Stock	4/13/15	16,923,550
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Precision Holdings, LLC, Class C Membership Interests	Var. 2010 - 2011	-
Shop Holding, LLC (Connexity), Class A Units	6/2/11 & 3/17/14	1,350,918
Shop Holding, LLC (Connexity), Warrants to Purchase Class A Units	7/1/11	-
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC (First Advantage), Class A Units	12/30/10 & 10/18/13	915,798
Sunshine Oilsands Ltd., Senior Secured Notes, 10%, due 8/1/17	Var. 2014 - 2015	25,829,863
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC (Isola), Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A. (Vivacom), Common Shares	11/9/12	8,688,957

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	November 30, 2015

By:	/s/ Paul L. Davis

Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	November 30, 2015